Reclassifications and restatement of comparative figures (Tables)	12 Months Ended
Dec. 31, 2019
DisclosureOfReclassificationsOrChangesInPresentationAbstract
Summary of reclassifications and restatements

	2018	2018
	As previously	As reclassified /
In thousands of EUR	reported	restated	Difference
Statement of financial position
Non current liabilities
Provisions for liabilities and other charges	—	389	389
Current liabilities
Trade and other payables	47,681	47,292	(389)
Income tax payables	147	10,882	10,735
Provisions for liabilities and other charges	30,427	19,692	(10,735)

Statement of operations and comprehensive income (loss)
Revenue	130,569	129,058	(1,511)
Sales and advertising expense	47,527	46,016	(1,511)

	2017	2017
	As previously	As
In thousands of EUR	reported	restated	Difference
Statement of operations and comprehensive income (loss)
Revenue	94,036	93,054	(982)
Sales and advertising expense	37,926	36,944	(982)